Share capital	6 Months Ended
Jun. 30, 2021
3. Share capital
3.	Share Capital:

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(a)	Private placements:

On April 28, 2021, the company announced it has entered into a definitive agreement with institutional investors in a private placement of 3,669,724 shares of common stock and warrants to purchase 1,834,862 shares of common stock at a combined purchase price of $2.18 per share for gross proceeds of approximately $8,000,000 before deducting fees and other estimated offering expenses. The warrants will have an exercise price of $2.50 per share, will be immediately exercisable and will expire five years from the date of issuance. A.G.P./Alliance Global Partners is acting as sole placement agent for the private placement.

The private placement was completed on April 30, 2021, and the company raised $7,318,348.46 after deducting fees and other offering expense. In addition, the Company agreed to issue A.G.P. or its assigns warrants to purchase up to 183,486 shares of common stock at an exercise price of $2.50 per share. The Placement Agent Warrants will be immediately exercisable and will expire on the five-year anniversary of the date of offer and are subject to customary anti-dilution provisions.

(b)	Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire up to ten years after the grant date and vest either immediately or over periods up to six years, and are equity-settled. As at June 30, 2021, 902 thousand options could still be granted by the Corporation.

The following table provides the activity of stock option awards during the six-month period ended June 30, 2021 and for options outstanding and exercisable at the end of the six-month period ended June 30, 2021, the range of exercise price and the weighted average years to expiration.

		Outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2020	6,500,000	$1.81	4.87
Expired / Cancelled	-	-	-
Granted	98,000	1.75	9.87
Outstanding, June 30, 2021	6,598,000	$1.81	4.46
Options exercisable	6,408,416	$1.79	4.34
(c)	Stock-based compensation: Stock -based compensation includes stock and stock option granted to employees and contractors

	Three months		Six months
	ended June 30,		ended June 30,
Employee expenses	2021	2020	2021	2020
Stock options and compensation granted in:
2015	184,827	375,172	414,015	804,050
2018	-	-	-	-
2019	-	-		-
2020	52,858	59,802	105,716	238,434
2021	1,187,959		1,187,959
Total stock-based compensation expense recognized	$1,425,644	$434,974	$1,707,690	$1,042,484

The stock-based compensation expense is disaggregated in the statements of operations and comprehensive loss as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Stock-based compensation pertaining to general and administrative	$1,280,372	$187,586	$1,394,966	$402,025
Stock-based compensation pertaining to research and development	145,272	247,388	312,724	640,459
Total	$1,425,644	$434,974	$1,707,690	$1,042,484

(d)	Warrants :

In the first quarter of 2019, the Corporation issued 2,500,000 warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a five year term. The warrant was valued at $200,000 and recorded as part of additional paid in capital.

During the six-month period ended June 30, 2021, the Corporation issued 2,018,348 warrants in connection with one private placement referred to in note 3 (a). Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $2.50 with a five year term. The warrant was recorded as part of additional paid in capital at a total of $330,277.